DEBT (Details Narrative)											1 Months Ended													6 Months Ended		12 Months Ended
	May 12, 2017 USD ($)	May 05, 2017 USD ($)	Apr. 10, 2017 USD ($)	Mar. 16, 2017 USD ($)	Aug. 04, 2016 USD ($) shares	Mar. 04, 2016 USD ($)	Feb. 05, 2016 USD ($)	Jan. 06, 2016 USD ($)	Nov. 05, 2015 USD ($)	Mar. 04, 2015 USD ($)	May 31, 2018 USD ($)	Mar. 16, 2018 USD ($)	Feb. 19, 2018 USD ($)	Jan. 18, 2018 USD ($)	May 16, 2017 USD ($)	Mar. 23, 2017 USD ($) shares	Mar. 20, 2017 USD ($)	Dec. 31, 2016 USD ($)	Oct. 18, 2016 USD ($)	May 24, 2016 USD ($)	Apr. 22, 2016 USD ($)	Apr. 19, 2016 USD ($)	Nov. 16, 2015 USD ($)	Jun. 30, 2018 USD ($) shares	Jun. 30, 2018 CAD ($) shares	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Apr. 02, 2018 USD ($)	Mar. 31, 2018 USD ($)	Nov. 16, 2017 USD ($)	Sep. 30, 2017 USD ($)	Jul. 31, 2017 USD ($)	Jun. 30, 2017 USD ($)	Jan. 31, 2017 USD ($)	Nov. 30, 2016 USD ($)	Oct. 31, 2016 USD ($)	Sep. 30, 2016 USD ($)	Sep. 13, 2016 USD ($)	May 04, 2016 USD ($)	Dec. 31, 2015 USD ($)
Debt outstanding amount																								$ 3,078,442		$ 3,110,714
Accrued interest																								269,930
Repayment of debt																										239,286
Debt discount																								3,216,000		3,350,000
Amortization of debt discount													$ 392,272											1,668,926		360,890
Cash received																								$ 40,858		40,858
CEO [Member]
Percentage of wholly-owned subsidiary shares																								51.00%
TFF [Member]
Short term debt borrowing capacity																								$ 15,000,000
Libor rate description																								(i) all lending in U.S. dollars is the one-month LIBOR plus six (6%) percent margin; and (ii) for all lending in Euro, the one-month Euribor Rate plus six (6%) percent per annum, commencing June 1, 2018.	(i) all lending in U.S. dollars is the one-month LIBOR plus six (6%) percent margin; and (ii) for all lending in Euro, the one-month Euribor Rate plus six (6%) percent per annum, commencing June 1, 2018.
Trade Facility Agreements [Member]
Debt outstanding amount																													$ 5,866,910
Payment of interest and principal											$ 1,168,100
On April 18, 2018 [Member]
Maturity date																								Dec. 31, 2021	Dec. 31, 2021
Libor rate description																								Additionally, the interest rate was amended such that the interest rate for all advances is 4% plus the 3-Month Libor rate.	Additionally, the interest rate was amended such that the interest rate for all advances is 4% plus the 3-Month Libor rate.
Gain on debt settlement																								$ 23,924
Loan Facility July 6, 2017 [Member]
Fees forgiven related to advance																								40,000
SkyPharm [Member]
Short term debt borrowing capacity	$ 2,404,400																									6,728,606							$ 315,386
Accrued interest																																	$ 349,485
Description for the repayment	The total facility will be calculated as 95% of the agreed upon value of Decahedrons receivables.
Term of credit facility	12 months
Credit facility origination fee, percentage	2.00%
Monthly credit fee, percentage	1.00%
SkyPharm [Member] | Trade Facility Agreements [Member]
Short term debt borrowing capacity	$ 2,464,000
Description for the repayment	The total facility will be calculated as 95% of the agreed upon value of Decahedrons receivables.
Term of credit facility	12 months
Credit facility origination fee, percentage	2.00%
Monthly credit fee, percentage	1.00%
Additional gain on settlement of debt	$ 332,640
Maximum aggregate amount supplement deed															$ 18,480,000
SkyPharm [Member] | Trade Facility Agreements [Member] | Minimum [Member]
Short term debt borrowing capacity																														$ 2,464,000
SkyPharm [Member] | Trade Facility Agreements [Member] | Maximum [Member]
Short term debt borrowing capacity																														$ 7,392,000
SkyPharm [Member] | MediHelm S.A. [Member]
Amortization of debt discount																								36,066		69,269
Monthly fees																										376,082
Origination fees																								137,063		125,435
Second amendment to loan facility agreement [Member] | SkyPharm [Member]
Short term debt borrowing capacity																$ 2,664,960		$ 452,471								70,000	$ 452,471					$ 382,327		$ 155,516	$ 250,000	$ 100,000	$ 174,000
Interest rate																10.00%
Maturity date																Aug. 04, 2016
Debt outstanding amount																										3,117,287
Accrued interest																										221,657
Description for the repayment																The amounts owed under the A&R Loan Facility shall be repayable upon the earlier of (i) seventy five days following the demand of the Lender; or (ii) August 31, 2018.
Common stock shares reserved | shares																1,000,000
Debt discount																		126,624								42,149	126,624
Amortization of debt discount																										88,322	14,507
Amendment to loan facility agreement [Member] | SkyPharm [Member]
Short term debt borrowing capacity																																						$ 1,533,020
Debt outstanding amount																																						$ 240,251
Loan facility agreement [Member]
Debt discount																								191,034
Amortization of debt discount																								38,016
Unamortized debt discount																								23,639
Total amortized																								114,158
Loan facility agreement [Member] | SkyPharm [Member]
Short term debt borrowing capacity					$ 1,292,769
Interest rate					10.00%
Description for the repayment					The amounts owed under the Loan Facility shall be repayable upon the earlier of (i) three months following the demand of the lender; or (ii) August 31, 2018. No prepayment is permitted pursuant to the terms of the Loan Facility
Loan facility agreement [Member] | Grigorios Siokas [Member] | Synthesis facility agreement [Member]
Common stock shares reserved | shares					10,000,000
Loan Agreement 11 [Member]
Short term debt borrowing capacity																			$ 10,552
Interest rate																			10.00%
Maturity date																			Oct. 18, 2017
Accrued interest																										655
Repayment of debt																										12,022
Loan Agreement 10 [Member]
Short term debt borrowing capacity																				$ 52,760
Interest rate																				6.00%
Maturity date																				May 24, 2017
Accrued interest																										1,533
Repayment of debt																										60,110
Loan Agreement 9 [Member]
Short term debt borrowing capacity																					$ 40,098
Interest rate																					6.00%
Maturity date																					Apr. 22, 2017
Accrued interest																										2,136
Repayment of debt																										45,684
Loan Agreement 8 [Member]
Short term debt borrowing capacity																						$ 105,520
Interest rate																						6.00%
Maturity date																						Apr. 19, 2017
Accrued interest																										3,727
Repayment of debt																										120,220
Loan Agreement 7 [Member]
Short term debt borrowing capacity						$ 52,760																																	$ 52,760
Interest rate						6.00%
Maturity date						Mar. 04, 2017
Accrued interest																										1,413
Repayment of debt																										120,220
Loan Agreement 6 [Member]
Short term debt borrowing capacity							$ 21,104	$ 158,280
Interest rate							6.00%	6.00%
Accrued interest																		483								1,226	483
Repayment of debt																										24,044	158,280
Loan Agreement 5 [Member] | Third party [Member]
Short term debt borrowing capacity																																								$ 32,718
Repayment of debt																											31,656
Loan Agreement 5 [Member] | Panagiotis Drakopoulos [Member]
Short term debt borrowing capacity																																								$ 32,718
Repayment of debt																										20,437	13,718
Loan Agreement 4 [Member] | Panagiotis Drakopoulos [Member]
Short term debt borrowing capacity																							$ 43,624
Interest rate																							6.00%
Maturity date																							Nov. 15, 2016
Debt outstanding amount																															$ 20,437
Accrued interest																															$ 2,477
Loan Agreement 3 [Member]
Short term debt borrowing capacity									$ 87,248																			$ 5,841
Proceeds from debt																		76,342
Interest rate									5.00%
Maturity date									Nov. 05, 2016
Debt outstanding amount																		68,588						5,841			$ 68,588
Accrued interest																										4,087
Repayment of debt																										66,121
Repayments of accounts receivable																										12,022
Loan Agreement 2 [Member]
Short term debt borrowing capacity									$ 21,812			$ 1,752,150
Proceeds from debt																		10,906
Interest rate									1.00%			4.70%
Maturity date									Nov. 05, 2016			Mar. 18, 2019
Debt outstanding amount																								1,848,000		12,022
Accrued interest																								23,466		138
Repayment of debt																		$ 2,110						11,681		9,618
Loan Agreement 1 [Member]
Short term debt borrowing capacity														$ 87,608
Interest rate														6.50%
Maturity date														Jan. 17, 2019
Loan Agreement 1 [Member] | Grigorios Siokas [Member]
Debt outstanding amount																								92,400
Accrued interest																								2,042
Loan Agreement 1 [Member] | Angelo Drakopoulos [Member]
Short term debt borrowing capacity										$ 9,000
Repayments of outstanding bill										$ 9,000
Interest rate										8.00%
Maturity date										May 05, 2016
Debt outstanding amount																										9,000
Accrued interest																										1,463
Bridge Loans [Member] | SkyPharm [Member]
Short term debt borrowing capacity		$ 34,745		$ 50,000													$ 120,220
Interest rate		10.00%		10.00%													10.00%
Maturity date		Sep. 30, 2017		Apr. 16, 2017													Apr. 20, 2017
Amended maturity date				May 16, 2017													May 20, 2017
Debt outstanding amount				$ 50,000													$ 106,542							29,745		34,745
Accrued interest				$ 14,138													$ 14,138							3,351		2,294
Decahedron [Member] | SkyPharm [Member]
Short term debt borrowing capacity			$ 3,306,050
Description for the repayment			The total facility will be calculated as 95% of the agreed upon value of Decahedrons receivables
Term of credit facility			12 months
Credit facility origination fee, percentage			2.00%
Monthly credit fee, percentage			1.00%
Decahedron [Member] | SkyPharm [Member] | Trade Facility Agreements [Member]
Short term debt borrowing capacity			$ 3,388,000
Description for the repayment			The total facility will be calculated as 95% of the agreed upon value of Decahedrons receivables
Term of credit facility			12 months
Credit facility origination fee, percentage			2.00%
Monthly credit fee, percentage			1.00%
Loan agreement [Member] | Panagiotis Drakopoulos [Member]
Short term debt borrowing capacity																							$ 43,624
Interest rate																							6.00%
Maturity date																							Nov. 15, 2016
Debt outstanding amount																								27,651		20,437
Accrued interest																								$ 2,463		$ 2,477
Marathon [Member]
Distribution and equity acquisition agreement, description																								As consideration for its services, Company received: (a) a 33 1/3% equity interest or 5 million shares in Marathon as partial consideration for the Company’s distribution services; and (b) received cash of CAD $2,000,000, subject to repayment in Common Shares of the Company if it fails to meet certain performance milestones. The Company is entitled to receive an additional CAD $2,750,000 upon the Company’s receipt of gross sales of CAD $6,500,000 and an additional CAD $2,750,000 upon receipt of gross sales of CAD $13,000,000.	As consideration for its services, Company received: (a) a 33 1/3% equity interest or 5 million shares in Marathon as partial consideration for the Company’s distribution services; and (b) received cash of CAD $2,000,000, subject to repayment in Common Shares of the Company if it fails to meet certain performance milestones. The Company is entitled to receive an additional CAD $2,750,000 upon the Company’s receipt of gross sales of CAD $6,500,000 and an additional CAD $2,750,000 upon receipt of gross sales of CAD $13,000,000.
Settlement amount																								$ 1,554,590
Cash received																									$ 2,000,000
Shares issued for settlement of debt | shares																								328,500	328,500